Bank Loans and issuance of Debt Securities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Expenses recognized related to emissions	$ 15,957,000
Restriction in sale or transfer of assets maximum	$ 1,000,000
Unsecured Debt GAP-17 [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date	Mar. 31, 2022
Unsecured Debt GAP-17-2 [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date	Nov. 03, 2022
Master Development Programs (MDP) [Member]
Disclosure of detailed information about borrowings [Line Items]
Capital investments	$ 3,800,000,000